Form 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of issuer: Saratoga Capital Management 1501 Franklin Avenue Mineola, NY 11501-4803
2. Name of each series or class of funds for which this
notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: |X|
3.  Investment  Company Act File  Number:811-08542  Securities  Act File Number:
33-79708
4. (a) Last day of fiscal  year for which this notice is filed:  August
31, 1998 (b) | | Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A-2).
Note: If the Form is being filed late, interest must be paid on the registration fee due (c) | | Check box if this is the last time the issuer will be filing this Form.
5.  Calculation  of  registration  fee: (i) Aggregate  sales price of securities  sold during the fiscal year pursuant to section 24(f):  $178,587,344
(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $99,489,136 (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 0
(iv) Total available redemption credits (add items 5(ii) and 5(iii): $99,489,136
(v) Net sales - if item 5(i) is greater  than 5 (iv),  subtract  item 5(iv) from item 5(i): $79,098,208 (vi) Redemption credits available for use in future years
- If item 5(i) is less than item 5(iv)  [subtract item 5(iv) from item 5(i): $ 0
(vii) Multiplier for determining registration fee (See instruction C.9): times .000295 (viii) Registration fee due [(multiply item 5(v) by item 5(vii)] (Enter
"0" if no fee is due): $23,333.97
6. Prepaid Shares If the response to item 5(I)
was determined by deducting the amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state the number here: -0-.
 7. Interest due
- If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $ 0
8. Total of the amount of the registration
fee due plus  interest  due [line  5(vii) plus line 7]:  $23,333.97
9. Date the registration fee and any interest payment was sent to the Commission's lock boxdepository: November 9, 1998 Method of Delivery:
 |X| Wire Transfer | | Mail or
other means SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:
By: (Signature and Title) /s/ Carol J. Highsmith Carol J. Highsmith,


Asst. Secretary Date: November 10, 1998